COMMITMENTS AND CONTINGENT LIABILITIES (Litigation) (Details) SFr in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 06, 2019 CHF (SFr)	Jun. 30, 2017 USD ($)	Dec. 31, 2021	Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Membership interest			100.00%
Option Agreement [Member] | Subsidiaries [Member] | CHF [Member]
Loss Contingencies [Line Items]
Amount paid to plaintiff | SFr	SFr 400,000
Swiss Pro Capital [Member] | Option Agreement [Member] | Subsidiaries [Member]
Loss Contingencies [Line Items]
Share capital percentage for which Company's subsidiary granted option to purchase	20.00%
Period of option to purchase shares by plaintiff	8 years
Derivative Claim [Member]
Loss Contingencies [Line Items]
Damages sought				$ 41,900
Derivative Claim [Member] | Shareholders [Member]
Loss Contingencies [Line Items]
Damages sought				$ 2,800
Aberdeen Associates LLC [Member]
Loss Contingencies [Line Items]
Loan facility		$ 7,000
Loan term		5 years
Interest rate		5.00%